PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.0%
Asset-Backed Securities 6.1%
Collateralized Loan Obligations
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.179%(c)	10/17/32	400	$389,777
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.243(c)	10/20/30	400	394,113
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	5.453(c)	01/25/33	250	241,861
CBAM Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.343(c)	07/20/31	400	391,556
Logan CLO Ltd. (Cayman Islands), Series 2021-02A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.943(c)	01/20/35	250	237,644
MidOcean Credit CLO (Cayman Islands), Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	5.119(c)	07/15/29	315	309,115
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A2R4, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.375(c)	05/21/34	250	238,018
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.005(c)	04/15/31	100	99,982
Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.425(c)	07/23/33	250	242,267
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.493(c)	01/20/32	400	390,314

Total Asset-Backed Securities (cost $2,931,620)				2,934,647

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 9.9%
Aerospace & Defense 0.6%
Boeing Co. (The), Sr. Unsec’d. Notes	5.805%	05/01/50	100	$94,322
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	175	171,754
				266,076
Auto Manufacturers 0.2%
General Motors Co., Sr. Unsec’d. Notes	5.600	10/15/32	105	100,917
Banks 5.8%
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	250	236,826
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	150	129,731
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	350	298,398
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	250	225,454
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	400	336,313
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	100	77,856
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	700	567,168

JPMorgan Chase & Co., Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,050	930,284
				2,802,030
Building Materials 0.1%
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	70	62,296
Commercial Services 0.7%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	350	326,969

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.3%
American Express Co., Jr. Sub. Notes	3.550%(ff)	09/15/26(oo)	100	$79,338
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	7.875	05/01/27	75	67,875
				147,213
Electric 0.8%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	100	86,563
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	150	129,584
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	100	89,799
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	100	95,630
				401,576
Healthcare-Products 0.1%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	70	60,171
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30	38	29,267
Media 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.400	04/01/33	75	65,530
Oil & Gas 0.5%
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	91,711
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27	80	81,121
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27	75	73,190
				246,022

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.1%
Sealed Air Corp., Gtd. Notes, 144A	5.000%	04/15/29	50	$46,492
Pipelines 0.3%
Energy Transfer LP, Sr. Unsec’d. Notes	3.750	05/15/30	75	66,506
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	75	65,752
				132,258
Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	60	41,817
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	75	56,617

Total Corporate Bonds (cost $4,792,341)				4,785,251
Floating Rate and other Loans 82.0%
Advertising 0.6%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 3 Month LIBOR + 3.500%	7.915(c)	08/21/26	250	228,008
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loan, 1 Month LIBOR + 3.500%	7.571(c)	12/17/26	85	78,526
				306,534
Aerospace & Defense 1.2%
Cobham Ultra U.S. Co-Borrower LLC, Term Loan, 6 Month LIBOR + 3.750%	7.063(c)	08/06/29	125	121,172
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 1 Month LIBOR + 3.500%	7.571(c)	04/06/26	97	93,087

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Aerospace & Defense (cont’d.)
Dynasty Acquisition Co., Inc., (cont’d.)
2020 Specified Refinancing Term B-2 Facility, 1 Month LIBOR + 3.500%	7.571%(c)	04/06/26	52	$50,047

Spirit AeroSystems, Inc., Term Loan	0.000(cc)	01/15/27	225	221,719
TransDigm, Inc., Tranche F Refinancing Term Loan, 3 Month LIBOR + 2.250%	5.924(c)	12/09/25	99	97,901
				583,926
Agriculture 0.1%
Alltech, Inc., Term B Loan, 1 Month LIBOR + 4.000%^	8.029(c)	10/13/28	50	46,500
Airlines 2.8%
Air Canada (Canada), Term Loan, 3 Month LIBOR + 3.500%	8.130(c)	08/11/28	150	147,407
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%	5.800(c)	12/15/23	250	248,633
Initial Term Loan, 3 Month LIBOR + 4.750%	8.993(c)	04/20/28	350	347,375

Delta Air Lines, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	7.993(c)	10/20/27	125	126,719
Mileage Plus Holdings LLC, Initial Term Loan, 3 Month LIBOR + 5.250%	8.777(c)	06/21/27	190	195,119
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	8.108(c)	04/21/28	300	295,486
				1,360,739
Apparel 0.6%
Calceus Acquisition, Inc., Term Loan, 3 Month LIBOR + 5.500%	9.174(c)	02/12/25	73	66,745
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	11/24/28	225	218,442
				285,187

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Auto Manufacturers 0.2%
American Trailer World Corp., First Lien Initial Term Loan, 1 Month SOFR + 3.850%	7.936%(c)	03/03/28	120	$103,937
Auto Parts & Equipment 1.6%
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	6.270(c)	04/06/24	300	298,406
Autokiniton U.S. Holdings, Inc., Closing Date Term B Loan, 1 Month LIBOR + 4.500%	8.379(c)	04/06/28	100	95,513
Dexko Global, Inc., First Lien Closing Date Dollar Term Loan, 1 Month LIBOR + 3.750%	7.623(c)	10/04/28	149	134,139
First Brands Group LLC, First Lien 2021 Term Loan, 6 Month SOFR + 5.000%	8.368(c)	03/30/27	100	95,882
Holley, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	8.339(c)	11/17/28	50	43,300
Truck Hero, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	8.134(c)	01/31/28	99	83,887
				751,127
Beverages 0.7%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	7.174(c)	03/20/24	100	90,167
City Brewing Co. LLC, First Lien Closing Date Term Loan, 1 Month LIBOR + 3.500%	6.800(c)	04/05/28	199	122,204
Pegasus Bidco BV (Netherlands), Facility Term loan B2, 3 Month SOFR + 4.250%	8.515(c)	07/12/29	150	145,125
				357,496
Building Materials 1.5%
Cornerstone Building Brands, Inc., Term Loan, 1 Month SOFR + 5.625%	9.419(c)	08/01/28	325	301,167
CP Atlas Buyer, Inc., Term B Loan, 1 Month LIBOR + 3.500%	7.571(c)	11/23/27	150	131,213

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Building Materials (cont’d.)
Hunter Douglas, Inc. (Netherlands), Tranche B-1 Term Loan, 3 Month SOFR + 3.500%	7.859%(c)	02/26/29	225	$195,572
Smyrna Ready Mix Concrete LLC, Initial Term Loan, 1 Month SOFR + 4.250%^	8.436(c)	04/02/29	100	97,755
				725,707
Chemicals 2.6%
Albaugh LLC, Initial Term Loan, 3 Month SOFR + 3.500%^	7.594(c)	04/06/29	124	122,509
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	8.831(c)	08/27/26	199	191,014
DuBois Chemicals Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	8.571(c)	09/30/26	199	191,393
Geon Performance Solutions LLC, Initial Term Loan, 3 Month LIBOR + 4.500%	8.174(c)	08/18/28	75	72,136
Ineos Finance PLC (Luxembourg), 2027-II Dollar Term Loan	0.000(cc)	11/08/27	35	34,501
Ineos U.S. Petrochem LLC, 2026 Tranche B Dollar Term Loan, 1 Month LIBOR + 2.750%^	6.821(c)	01/29/26	50	48,505
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.750%	8.944(c)	06/28/28	125	113,938
LSF11 A5 HoldCo., LLC, Term Loans, 1 Month SOFR + 3.614%	7.701(c)	10/15/28	114	110,539
Olympus Water US Holding Corp.,
2022 Incremental Term Loan, 3 Month SOFR + 4.600%	8.153(c)	11/09/28	99	95,096
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%	7.438(c)	11/09/28	100	95,229

Oxea Corp., Tranche B-2 Term Loan, 3 Month LIBOR + 3.250%	7.000(c)	10/14/24	50	46,610
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 3 Month LIBOR + 2.750%	7.165(c)	10/01/25	50	48,323
Tronox Finance LLC, First Lien 2022 Incremental Term Loan, 3 Month SOFR + 3.250%^	6.803(c)	04/04/29	75	73,319
				1,243,112

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Commercial Services 6.0%
AG Group Holdings, Inc., Initial Term Loan, 3 Month SOFR + 4.000%	8.247%(c)	12/29/28	75	$71,640
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 6 Month SOFR + 4.000%	7.382(c)	02/15/29	225	221,036
ArchKey Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.250%	9.665(c)	06/29/28	149	140,527
Avis Budget Car Rental LLC, New Tranche B Term Loan, 1 Month LIBOR + 1.750%	5.830(c)	08/06/27	199	188,437
CoreLogic Inc, First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	7.625(c)	06/02/28	324	265,667
EAB Global, Inc., Term Loan, 1 Month LIBOR + 3.500%	7.571(c)	08/16/28	199	191,967
Fly Funding II Sarl (Luxembourg), Term Loan B, 3 Month LIBOR + 1.750%	6.310(c)	08/11/25	250	207,208
Inmar, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 4.000%	8.071(c)	05/01/24	60	54,090
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	7.580(c)	07/03/24	224	219,491
Latham Pool Products, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	8.220(c)	02/23/29	50	45,024
Mavis Tire Express Services TopCo LP, First Lien Initial Term Loan, 1 Month SOFR + 4.000%	8.125(c)	05/04/28	200	191,708
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 4.250%	8.985(c)	09/01/28	224	192,165
NAB Holdings LLC, First Lien Term Loan, 3 Month SOFR + 3.150%	6.703(c)	11/23/28	150	145,257
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, 1 Month LIBOR + 4.000%	8.071(c)	07/07/28	75	70,147
Spectrum Group Buyer, Inc., Term Loan B, 6 Month SOFR + 6.500%	9.440(c)	05/19/28	150	142,312
University Support Services LLC (Canada), Initial Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	02/10/29	300	290,656
VT Topco, Inc.,
First Lien 2021 Delayed Draw Term Loan, 1 Month LIBOR + 3.750%	3.750(c)	08/01/25	3	2,504
First Lien 2021 Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	08/01/25	70	67,961

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Commercial Services (cont’d.)

WMB Holdings, Inc., Tranche B USD Term Loan, 1 Month SOFR + 3.350%	7.436%(c)	11/02/29	171	$168,221
				2,876,018
Computers 2.9%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	9.071(c)	01/04/26	274	157,450
Everi Payments, Inc., Term B Loan, 1 Month LIBOR + 2.500%	6.571(c)	08/03/28	125	123,496
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	7.636(c)	03/01/29	250	236,450
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	7.821(c)	02/01/28	299	291,622
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	8.174(c)	10/31/25	125	118,619
Redstone Holdco LP, First Lien Initial Term Loan, 3 Month LIBOR + 4.750%	9.108(c)	04/27/28	99	67,267
SonicWall U.S. Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.750%	8.449(c)	05/16/25	99	96,511
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	8.359(c)	08/20/25	199	179,300
Vision Solutions, Inc., Third Amendment Term Loan (First Lien), 3 Month LIBOR + 4.000%	8.358(c)	04/24/28	125	102,762
				1,373,477
Cosmetics/Personal Care 0.3%
Conair Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	7.424(c)	05/17/28	149	124,778
Diversified Financial Services 3.2%
Castlelake Aviation One DAC, Initial Term Loan, 3 Month LIBOR + 2.750%	6.043(c)	10/22/26	134	131,731
Cowen, Inc., Initial Term Loan, 6 Month LIBOR + 3.250%	7.433(c)	03/24/28	347	344,469
Focus Financial Partners LLC, Tranche B-5 Term Loan	—(p)	06/30/28	210	206,194

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Diversified Financial Services (cont’d.)
Hightower Holding LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	8.278%(c)	04/21/28	75	$69,586
Hudson River Trading LLC, Term Loan, 1 Month SOFR + 3.114%	7.201(c)	03/20/28	274	254,410
LHS Borrower LLC, Initial Term Loan, 1 Month SOFR + 4.850%	8.936(c)	02/16/29	75	60,224
Paysafe Holdings U.S. Corp., Facility B1, 1 Month LIBOR + 2.750%	6.821(c)	06/28/28	75	69,865
Setanta Aircraft Leasing DAC (Ireland), Term Loan, 3 Month LIBOR + 2.000%	5.674(c)	11/05/28	100	98,804
VFH Parent LLC, Initial Term Loan, 1 Month SOFR + 3.000%	7.011(c)	01/13/29	295	285,904
				1,521,187
Electric 0.6%
Lightstone HoldCo LLC,
Extended Term Loan B, 1 Month SOFR + 5.750%	9.836(c)	02/01/27	139	126,931
Extended Term Loan C, 1 Month SOFR + 5.750%	9.836(c)	02/01/27	8	7,204

Pike Corp., 2028-B Term Loan, 1 Month SOFR + 3.500%^	7.586(c)	01/21/28	50	49,312
Vistra Operations Co. LLC, 2018 Incremental Term Loan, 1 Month LIBOR + 1.750%	5.738(c)	12/31/25	99	98,544
				281,991
Electronics 1.0%
II-VI, Inc., Term Loan B, 1 Month LIBOR + 2.750%	6.586(c)	07/02/29	300	296,400
Ingram Micro, Inc., Initial Term Loan, 3 Month LIBOR + 3.500%	7.174(c)	06/30/28	175	172,085
				468,485
Energy-Alternate Sources 0.3%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 2.750%	6.424(c)	03/24/28	124	121,106

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Engineering & Construction 0.3%
Brand Industrial Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	8.034%(c)	06/21/24	50	$43,489
Brown Group Holding LLC, Incremental Term B-2 Facility, 3 Month SOFR + 3.750%	7.840(c)	07/02/29	25	24,817
Osmose Utilities Services, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	7.266(c)	06/23/28	90	84,212
				152,518
Entertainment 3.5%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	9.203(c)	02/10/27	164	134,062
AP Gaming I LLC, Term B Loan, 2 Month SOFR + 4.000%	8.061(c)	02/15/29	75	72,386
CBAC Borrower LLC, Term B Loan, 1 Month LIBOR + 4.000%	8.071(c)	07/08/24	99	96,934
Entain Holdings Gibraltar Ltd., Facility B2, 2 Month SOFR + 3.500%	7.506(c)	10/31/29	100	98,825
Flutter Entertainment PLC (Ireland), Third Amendment 2028-B Term Loan, 3 Month SOFR + 3.250%	6.781(c)	07/22/28	100	99,161
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	7.050(c)	10/21/24	125	123,750
J&J Ventures Gaming LLC, Initial Term Loan, 3 Month LIBOR + 4.000%^	7.674(c)	04/26/28	149	143,457
Maverick Gaming LLC, Term Loan B, 3 Month LIBOR + 7.500%	12.235(c)	09/03/26	75	65,420
Raptor Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	7.602(c)	11/01/26	325	317,098
Scientific Games Holdings LP, Initial Dollor Term Loan, 3 Month SOFR + 3.500%	7.097(c)	04/04/29	300	286,875
Scientific Games International, Inc., Initial Term B Loan, 1 Month SOFR + 3.000%	6.896(c)	04/13/29	249	244,610
				1,682,578

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Environmental Control 1.9%
EWT Holdings III Corp., Term Loan, 1 Month LIBOR + 2.250%	6.375%(c)	04/01/28	75	$73,596
Filtration Group Corp., Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	03/31/25	149	147,042
GFL Environmental, Inc. (Canada), 2020 Term Loan, 3 Month LIBOR + 3.000%	7.415(c)	05/30/25	249	248,870
Harsco Corp., Term Loan, 1 Month LIBOR + 2.250%	6.375(c)	03/10/28	99	92,117
Madison IAQ LLC, Initial Term Loan, 3 Month LIBOR + 3.250%	6.815(c)	06/21/28	304	288,501
Packers Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	7.129(c)	03/09/28	75	64,926
				915,052
Foods 0.6%
BCPE North Star U.S. Holdco, Inc., First Lien Initial Term Loan, 2 Month LIBOR + 4.000%	8.730(c)	06/09/28	75	68,930
Chefs Warehouse, Term Loan, 1 Month SOFR + 4.750%^	9.173(c)	08/23/29	54	53,190
CHG PPC Parent LLC, 2021-1 US Term Loan, 1 Month LIBOR + 3.000%^	7.125(c)	12/08/28	50	47,760
H-Food Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.688%	7.759(c)	05/23/25	75	64,408
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), 1 Month LIBOR + 3.500%	7.571(c)	09/23/27	75	70,729
				305,017
Forest Products & Paper 0.2%
Domtar Corp., Initial Term Loan, 1 Month LIBOR + 0.500%	6.879(c)	11/30/28	100	97,333
Hand/Machine Tools 0.2%
Alliance Laundry Systems LLC, Initial Term B Loan, 3 Month LIBOR + 3.500%	7.409(c)	10/08/27	75	72,735

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Healthcare-Products 1.0%
Bausch & Lomb Corporation, Initial Term Loan, 1 Month SOFR + 3.350%	7.149%(c)	05/10/27	210	$199,095
ICU Medical, Inc., Tranche B Term Loan, 1 Month SOFR + 2.250%	6.405(c)	01/08/29	200	192,000
Mozart Borrower LP, Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	7.229(c)	10/21/28	100	94,860
				485,955
Healthcare-Services 3.8%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.400%	7.953(c)	02/15/29	200	167,414
Charlotte Buyer, Initial Term B Loan, 1 Month SOFR + 5.250%	9.046(c)	02/11/28	150	142,000
DaVita, Inc., Term Loan, 3 Month LIBOR + 1.750%	5.821(c)	08/12/26	150	144,972
eResearch Technology, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	8.571(c)	02/04/27	149	136,232
Global Medical Response, Inc.,
2017-2 New Term Loan, 1 Month LIBOR + 4.250%	8.321(c)	03/14/25	99	79,027
2020 Term Loan, 1 Month LIBOR + 4.250%	8.092(c)	10/02/25	100	78,650

LifePoint Health, Inc., First Lien Term B Loan, 3 Month LIBOR + 3.750%	8.165(c)	11/16/25	250	231,531
Mamba Purchaser, Inc., Term Loan, 1 Month LIBOR + 3.500%	7.516(c)	10/16/28	50	47,511
Phoenix Guarantor, Inc., Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	03/05/26	125	118,108
Radnet Management, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.000%	7.735(c)	04/23/28	290	281,524
Sound Inpatient Physicians Holdings LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	06/27/25	250	201,172
Surgery Center Holdings, Inc., 2021 New Term Loan, 1 Month LIBOR + 3.750%	7.630(c)	08/31/26	99	97,469
U.S. Anesthesia Partners, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	8.018(c)	10/02/28	50	47,460
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan, 3 Month LIBOR + 3.250%	6.924(c)	12/22/28	75	74,190
				1,847,260

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Holding Companies-Diversified 0.2%
Belfor Holdings, Inc., First Lien Tranche B-2 Term Loan, 1 Month SOFR + 4.250%^	8.573%(c)	04/06/26	100	$99,247
Home Furnishings 0.4%
Osmosis Buyer Ltd.,
2022 Incremental Delayed Draw Term B Loan	0.000(cc)	07/31/28	23	21,955
2022 Incremental Term B Loan	0.000(cc)	07/31/28	102	96,600

Snap One Holdings Corp., Initial Term Loan, 3 Month LIBOR + 4.500%	8.884(c)	12/08/28	75	68,079
				186,634
Household Products/Wares 0.4%
Kronos Acquisition Holdings, Inc. (Canada), Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%	8.485(c)	12/22/26	210	199,294
Housewares 0.3%
Lifetime Brands, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%^	7.571(c)	02/28/25	75	70,500
SWF Holdings I Corp., Initial Term Loan, 3 Month LIBOR + 4.000%	7.602(c)	10/06/28	125	97,359
				167,859
Insurance 1.8%
Acrisure LLC, 2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	02/15/27	349	328,527
AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	6.321(c)	02/19/28	90	87,608
Asurion LLC,
New B-09 Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	07/31/27	199	172,043
New B-10 Term Loan, 3 Month SOFR + 4.100%	7.653(c)	08/21/28	116	101,210
Second Lien Term Loan B3, 1 Month LIBOR + 5.250%	9.321(c)	01/31/28	50	38,375

BroadStreet Partners, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	01/27/27	150	143,918
				871,681

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Internet 1.2%
CMI Marketing, Inc., Term Loan B, 1 Month LIBOR + 4.250%	8.634%(c)	03/23/28	99	$90,417
Go Daddy Operating Company, LLC, Tranche B-5 Term Loan, 1 Month SOFR + 3.250%	7.336(c)	11/09/29	40	39,825
MH Sub I LLC, 2020 June New Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	09/13/24	200	194,323
NortonLifeLock, Inc., Tranche B Term Loan, 1 Month SOFR + 2.100%	6.423(c)	09/12/29	250	245,209
				569,774
Investment Companies 0.2%
EIG Management Co. LLC, Initial Term Loan, 1 Month LIBOR + 3.750%^	7.821(c)	02/24/25	124	120,618
Leisure Time 0.8%
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.000%	7.896(c)	12/01/28	75	60,557
MajorDrive Holdings IV LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	7.125(c)	06/01/28	150	140,996
Recess Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	8.165(c)	09/30/24	199	194,483
				396,036
Lodging 0.7%
Caesars Resort Collection LLC, Term B Loan, 1 Month LIBOR + 2.750%	6.821(c)	12/23/24	60	59,989
Fertitta Entertainment LLC, Initial B Term Loan, 1 Month SOFR + 4.000%	8.086(c)	01/26/29	75	71,247
Four Seasons Hotels Ltd. (Canada), Term Loan	7.124(cc)	11/30/29	50	49,896
Spectacle Gary Holdings LLC, Term Loan B, 1 Month LIBOR + 4.250%	8.321(c)	12/11/28	173	166,105
				347,237

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Machinery-Construction & Mining 0.2%
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 2.750%	6.555%(c)	03/02/27	99	$96,935
Machinery-Diversified 2.2%
ASP Blade Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 4.000%	7.674(c)	10/13/28	135	110,294
Clark Equipment Co. (South Korea), Tranche B Term Loan, 3 Month SOFR + 2.600%	6.153(c)	04/20/29	249	244,888
Columbus McKinnon Corp., Initial Term Loan, 3 Month LIBOR + 2.750%	6.438(c)	05/15/28	72	70,755
CPM Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	7.268(c)	11/17/25	75	73,269
DXP Enterprises, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	12/23/27	50	47,406
Gardner Denver, Inc., New Tranche B-1 Dollar Term Loan, 1 Month SOFR + 1.850%	5.936(c)	03/01/27	75	73,700
Hyster-Yale Group, Inc., Term loan B Facility, 1 Month LIBOR + 3.500%^	7.571(c)	05/26/28	100	90,500
Pro Mach Group, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	8.071(c)	08/31/28	61	59,915
Project Castle, Inc., Intial Term Loan, 3 Month SOFR + 5.500%^	9.053(c)	06/01/29	75	61,125
Titan Acquisition Ltd. (Canada), Initial Term Loan, 6 Month LIBOR + 3.000%	5.877(c)	03/28/25	125	117,292
Vertical Midco Gmbh (Germany), Term Loan B, 6 Month LIBOR + 3.500%	6.871(c)	07/30/27	100	95,241
				1,044,385
Media 4.0%
Charter Communications Operating LLC, Term Loan B2, 1 Month LIBOR + 1.750%	5.830(c)	02/01/27	323	314,961
CSC Holdings LLC, September 2019 Term Loan, 1 Month LIBOR + 2.500%	6.373(c)	04/15/27	125	116,679
Diamond Sports Group LLC, Second Lien Term loan, 1 Month SOFR + 3.350%	7.144(c)	08/24/26	398	63,430
Entercom Media Corp., Term Loan B-2, 1 Month LIBOR + 2.500%	6.544(c)	11/18/24	75	55,232

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Media (cont’d.)
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	7.071%(c)	05/01/26	280	$261,917
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	09/25/26	299	261,129
Sinclair Television Group, Inc.,
Term Loan B-3, 1 Month LIBOR + 3.000%	7.080(c)	04/01/28	199	187,307
Term Loan B-4, 1 Month SOFR + 3.850%	7.936(c)	04/21/29	150	142,547
Univision Communications, Inc.,
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	7.790(c)	06/24/29	50	49,127
Initial First Lien Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	01/31/29	300	290,983

WideOpenWest Finance LLC, Term B Loan, 3 Month SOFR + 3.000%	6.489(c)	12/20/28	199	194,470
				1,937,782
Metal Fabricate/Hardware 1.4%
AZZ, Inc., Initial Term Loan, 1 Month SOFR + 4.350%	8.673(c)	05/11/29	366	364,416
Crosby U.S. Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	8.707(c)	06/26/26	99	93,368
Grinding Media, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.000%^	7.516(c)	10/12/28	87	79,660
WireCo WorldGroup, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	8.938(c)	11/13/28	147	142,956
				680,400
Miscellaneous Manufacturing 0.5%
Gates Global LLC, Initial B-4 Dollar Term Loan	0.000(cc)	11/16/29	250	245,375
Oil & Gas 1.3%
Apro LLC, Replacement Term Loan, 3 Month LIBOR + 3.750%	6.895(c)	11/14/26	175	168,728

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Oil & Gas (cont’d.)
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	10.321%(c)	03/28/24	144	$144,308
Delek U.S. Holdings, Inc., Term Loan, 1 Month LIBOR + 2.250%	6.004(c)	03/31/25	299	296,486
				609,522
Packaging & Containers 3.0%
Berry Global, Inc., Term Z Loan, 1 Month LIBOR + 1.750%	5.629(c)	07/01/26	75	73,768
BWay Holding Co., Initial Term Loan, 1 Month LIBOR + 3.250%	7.018(c)	04/03/24	99	96,342
Charter Next Generation, Inc., Refinancing 2021 Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	12/01/27	124	121,270
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 4.275%	8.361(c)	04/13/29	140	134,302
Graham Packaging Co., Inc., New Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	08/04/27	99	97,143
LABL, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 5.000%	9.071(c)	10/30/28	150	142,242
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 U.S. Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	09/25/28	99	98,104
Pregis Topco LLC, First Lien Initial Term Loan, 1 Month SOFR + 4.000%	8.201(c)	07/31/26	50	47,677
Pregis TopCo LLC, Facility Incremental Amendment No. 3, 1 Month LIBOR + 4.000%	8.071(c)	07/31/26	75	71,937
Pretium PKG Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	7.496(c)	10/02/28	199	166,947
Proampac PG Borrower LLC, Term Loan, 6 Month LIBOR + 3.750%	7.959(c)	11/03/25	100	95,945
Reynolds Group Holdings, Inc., Tranche B-2 US Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	02/05/26	99	97,976
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Delayed Draw Term Loan, 3 Month LIBOR + 4.000%	7.674(c)	09/15/28	17	16,340

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Packaging & Containers (cont’d.)
Trident TPI Holdings, Inc., (cont’d.)
First Lien Tranche B-3 Initial Term Loan, 3 Month LIBOR + 4.000%	7.674%(c)	09/15/28	87	$83,373
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	6.924(c)	10/17/24	99	98,498
				1,441,864
Pharmaceuticals 1.4%
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	8.250(c)	05/04/25	249	226,623
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.350%	9.146(c)	02/01/27	123	91,220
Gainwell Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	7.674(c)	10/01/27	249	243,321
Milk Specialties Co., 2021 Refinancing Term Loan, 3 Month LIBOR + 4.000%	7.674(c)	08/15/25	124	122,738
				683,902
Pipelines 1.1%
AL GCX Holdings LLC, Initial Term Loans, 3 Month SOFR + 3.900%	7.565(c)	05/17/29	75	74,064
BCP Renaissance Parent LLC, Term Loan B-3, 3 Month SOFR + 3.500%	7.053(c)	11/02/26	150	147,304
Prairie ECI Acquiror, LP, Initial Term Loan, 1 Month LIBOR + 4.750%	8.821(c)	03/11/26	300	290,063
				511,431
Real Estate 1.1%
Brookfield Property REIT, Inc., Initial Term B Loan, 1 Month SOFR + 2.500%	6.686(c)	08/27/25	346	341,336
Cushman & Wakefield PLC, Replacement Term Loan, 1 Month LIBOR + 2.750%	6.821(c)	08/21/25	200	194,834
				536,170

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Real Estate Investment Trusts (REITs) 1.5%
Blackstone Mortgage Trust, Inc.,
New Term Loan B, 1 Month LIBOR + 2.750%	6.821%(c)	04/23/26	100	$97,378
Term B-4 Loan, 1 Month SOFR + 3.500%^	7.586(c)	05/09/29	280	272,512

StarWood Property Mortgage LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	6.571(c)	07/26/26	350	343,875
				713,765
Retail 3.8%
Dave & Buster’s, Inc., Term B Loan, 1 Month SOFR + 5.000%	9.188(c)	06/29/29	199	197,632
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	7.674(c)	02/07/25	99	90,692
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	7.924(c)	03/31/26	100	91,250

Empire Today LLC, Closing Date Term Loan, 1 Month LIBOR + 5.000%	8.879(c)	04/03/28	124	92,827
Fogo de Chao, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 4.250%	8.321(c)	04/07/25	125	116,979
Foundation Building Materials, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	7.665(c)	01/31/28	99	94,383
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	7.821(c)	03/06/28	249	239,077
LBM Acquisition LLC, First Lien Initial Term Loan, 6 Month LIBOR + 3.750%	7.121(c)	12/17/27	274	235,335
Park River Holdings, Inc., Intial Term Loan, 3 Month LIBOR + 3.250%	6.993(c)	12/28/27	174	150,276
Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	6.924(c)	03/03/28	299	290,011
Pilot Travel Centers LLC, Initital Tranche B Term Loan, 1 Month SOFR + 2.100%	6.186(c)	08/04/28	50	48,857

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Retail (cont’d.)

SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%	7.571%(c)	06/02/28	99	$95,314
White Cap Buyer LLC, Initial Closing Date Term Loan, 1 Month SOFR + 3.750%	7.836(c)	10/19/27	99	95,657
				1,838,290
Semiconductors 0.3%
Altar Bidco, Inc., Initial Term Loan, 12 Month SOFR + 3.100%	5.500(c)	02/01/29	100	94,040
Natel Engineering Co., Inc., Initial Term Loan, 6 Month LIBOR + 6.250%	10.420(c)	04/30/26	50	45,870
				139,910
Software 6.8%
AppLovin Corp., Cov-Lite Tlb, 3 Month LIBOR + 3.000%	6.674(c)	10/25/28	149	139,931
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.500%	7.411(c)	02/15/29	171	155,478
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	10/02/25	99	95,097
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	9.571(c)	02/27/26	125	114,340

Bracket Intermediate Holding Corp., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	7.991(c)	09/05/25	100	95,751
CDK Global, Inc., Initial Term Loan, 3 Month SOFR + 4.500%	8.112(c)	07/06/29	275	271,459
Cloudera, Inc., Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	10/08/28	290	273,597
ConnectWise LLC, Initial Term Loan, 3 Month LIBOR + 3.500%	7.174(c)	09/29/28	50	47,660
Cornerstone OnDemand, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	10/16/28	199	177,554
CT Technologies Intermediate Holdings, Inc., Term Loan 2021 Reprice, 1 Month LIBOR + 4.250%	8.321(c)	12/16/25	75	68,931

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Software (cont’d.)

Dun & Bradstreet Corp., 2022 Incremental Term B-2 Loans, 1 Month SOFR + 3.250%	7.305%(c)	01/18/29	249	$245,217
EagleView Technology Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%	7.174(c)	08/14/25	99	88,593
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	10.621(c)	06/13/25	100	76,625
First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	6.871(c)	06/13/24	448	404,106

Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	8.071(c)	12/01/27	75	72,312
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, 3 Month SOFR + 4.000%	8.194(c)	11/19/26	75	67,081
MH Sub I LLC, Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	7.821(c)	09/13/24	75	72,668
Open Text Corp. (Canada), Term Loan	—(p)	11/30/29	75	72,750
Polaris Newco LLC, First Lien Dollar Term Loan, 3 Month LIBOR + 4.000%	7.674(c)	06/02/28	199	181,685
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	7.380(c)	02/15/28	80	53,513
Red Planet Borrower LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	10/02/28	99	59,130
Renaissance Holding Corp., First Lien Second Incremental Term Loan, 1 Month SOFR + 4.500%	8.717(c)	04/01/27	117	111,893
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.158(c)	07/14/28	189	156,120
SolarWinds Holdings, Inc., 2022 Refinancing Term Loan, 1 Month SOFR + 4.000%	7.811(c)	02/05/27	50	49,125
Sovos Compliance LLC, First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	8.571(c)	08/11/28	100	97,094
				3,247,710

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Telecommunications 8.4%
CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	7.553%(c)	12/17/27	249	$240,458
Cincinnati Bell, Inc., Term B-2 Loan, 1 Month SOFR + 3.350%	7.436(c)	11/22/28	299	293,571
CommScope, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	04/06/26	75	71,519
Connect Finco Sarl (United Kingdom), Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	7.580(c)	12/11/26	179	176,808
Consolidated Communications, Inc., Term B-1 Loan, 1 Month LIBOR + 3.500%	7.625(c)	10/02/27	100	87,401
Crown Subsea Communications Holding, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	8.518(c)	04/27/27	250	243,125
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	7.321(c)	05/27/24	279	236,200
Global Tel Link Corp., First Lien Term Loan, 3 Month LIBOR + 4.250%	8.477(c)	11/29/25	99	85,705
Gogo Intermediate Holdings LLC, Initial Term Loan, 3 Month LIBOR + 3.750%	8.165(c)	04/30/28	149	147,663
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 6 Month SOFR + 4.500%	7.445(c)	02/01/29	297	286,113
Iridium Satellite LLC, Term B-2 Loan, 1 Month LIBOR + 2.500%	6.571(c)	11/04/26	96	95,330
Maxar Technologies, Inc., Term Loan, 1 Month SOFR + 4.250%	8.673(c)	06/14/29	249	239,946
MLN US Holdco LLC,
Initial Term Loan, 6 Month SOFR + 6.440%	10.894(c)	10/18/27	22	21,182
Initial Term Loan, 6 Month SOFR + 6.700%	11.254(c)	10/18/27	50	39,974
Initial Term Loan, 6 Month SOFR + 9.250%^	13.704(c)	10/18/27	4	2,600

ORBCOMM, Inc., Closing Date Term Loan, 1 Month LIBOR + 4.250%	8.985(c)	09/01/28	199	172,316
Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	9.960(c)	08/01/29	240	190,800
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	8.174(c)	11/01/24	99	83,561
Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.701(c)	03/02/29	325	314,555

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Telecommunications (cont’d.)
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	7.195%(c)	10/10/24	30	$27,024
Initial Term B Loan, 3 Month LIBOR + 4.000%	8.415(c)	10/10/24	325	297,310

Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	8.071(c)	10/02/28	299	242,780
Zacapa Sarl (Luxembourg), Initial Term Loan 2022, 3 Month SOFR + 4.250%	7.803(c)	03/22/29	324	311,238
Zayo Group Holdings, Inc., Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	03/09/27	150	112,711
				4,019,890
Textiles 0.3%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 1 Month LIBOR + 3.750%	7.424(c)	12/12/25	149	135,888
Transportation 1.0%
Daseke Cos., Inc., Term Loan, 1 Month LIBOR + 4.000%	8.020(c)	03/09/28	62	60,124
First Student Bidco, Inc.,
Incremental Term Loan B, 3 Month SOFR + 4.100%	7.653(c)	07/21/28	164	156,034
Incremental Term Loan C, 3 Month SOFR + 4.100%	7.653(c)	07/21/28	11	10,836

LaserShip, Inc., First Lien Initial Term Loan, 6 Month LIBOR + 4.500%	7.377(c)	05/07/28	50	38,605
PODS LLC, Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	03/31/28	75	71,065
Savage Enterprises LLC, Term Loan B, 1 Month LIBOR + 3.250%	7.300(c)	09/15/28	73	72,251
XPO Logistics, Inc., Refinancing Term Loan, 1 Month LIBOR + 1.750%	5.597(c)	02/24/25	50	49,639
				458,554

Total Floating Rate and other Loans (cost $40,179,375)				39,389,908

Total Long-Term Investments (cost $47,903,336)				47,109,806

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Short-Term Investment 10.3%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $4,950,321)	4,950,321	$4,950,321

TOTAL INVESTMENTS 108.3% (cost $52,853,657)		52,060,127
Liabilities in excess of other assets(z) (8.3)%		(3,998,419)

Net Assets 100.0%		$48,061,708

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,479,069 and 3.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at November 30, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenaHealth Group Inc, Initial Delayed Draw Loan, SONIA + 3.500%, 3.500%(c), Maturity Date 02/15/29 (cost $27,900)	29	$26,418	$—	$(1,481)
VT Topco Inc, First Lien 2021 Delayed Draw Loan, 1 Month LIBOR + 3.750%, 5.786%(c), Maturity Date 08/01/25 (cost $2,053)	2	2,035	—	(19)
		$28,453	$—	$(1,500)

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
8	5 Year U.S. Treasury Notes	Mar. 2023	$868,563	$(4,260)
9	10 Year U.S. Treasury Notes	Mar. 2023	1,021,500	(6,965)
				$(11,225)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).